Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 24	$ 1,966
Deposits	1,902
Total current assets	1,926	1,966
Total assets	1,926	1,966
Current liabilities
Other payables and accrued expenses (Note 6)	141	146
Total current liabilities	141	146
Shareholders' equity
Ordinary shares of NIS 1.0 par value (5,000,000 shares authorized, 2,780,707 shares issued and 1,255,640 shares outstanding as of December 31, 2018 and December 31, 2017)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(145,078)	(145,043)
Total shareholders' equity before reduction of treasury stock	13,823	13,858
Treasury stock, at cost: 1,525,067 shares as of December 31, 2018 and December 31, 2017	(12,038)	(12,038)
Total shareholders' equity	1,785	1,820
Total liabilities and shareholders' equity	$ 1,926	$ 1,966